Financial instruments (Details) kr in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2020 DKK (kr)	Sep. 30, 2019 DKK (kr)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value				kr 329,916		kr 335,080
Other investments				33,007		35,632
Transfer out of level 1 to level 2, Assets	kr 0
Transfer out of level 2 to level 1, Assets	0
Transfer out of level 1 to level 2, Liabilities	0
Transfer out of level 1 to level 2, Liabilities	0
Transfer into Level 3, Assets	0
Transfer into Level 3, Liabilities	0
Transfer out of level 3, Assets	0
Transfer out of level 3, Liabilities	0
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				0
Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value				296,909		299,448
Fair value adjustments of securities	kr (5,200)	kr 6,900
Other investments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value				kr 33,007		kr 35,632
Investment in Beta Bionics, Inc [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments | $			$ 5.2		$ 5.3